SHARE-BASED COMPENSATION (Details Narrative) - USD ($)		12 Months Ended
	Jan. 24, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Apr. 01, 2026
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation		$ 333,312
2023 Equity Incentive Plan [Member] | Common Class A [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for grant					347,200
2023 Equity Incentive Plan [Member] | Common Class A [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Issuance of common stock for share-based compensation	3,749,855